SUPPLEMENTAL FINANCIAL INFORMATION (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure Text Block [Abstract]
Property, Plant and Equipment [Table Text Block]
The components of property, plant and equipment were as follows:

As of June 30	2018	2017
PROPERTY, PLANT AND EQUIPMENT
Buildings	$7,188	$6,943
Machinery and equipment	30,595	29,505
Land	841	765
Construction in progress	3,223	2,935
TOTAL PROPERTY, PLANT AND EQUIPMENT	41,847	40,148
Accumulated depreciation	(21,247)	(20,255)
PROPERTY, PLANT AND EQUIPMENT, NET	$20,600	$19,893

Other Liabilities [Table Text Block]
Selected components of current and noncurrent liabilities were as follows:

As of June 30	2018	2017
ACCRUED AND OTHER LIABILITIES - CURRENT
Marketing and promotion	$3,208	$2,792
Compensation expenses	1,298	1,344
Restructuring reserves	513	277
Taxes payable	268	449
Legal and environmental	156	168
Other	2,027	1,994
TOTAL	$7,470	$7,024
OTHER NONCURRENT LIABILITIES
Pension benefits	$4,768	$5,487
Other postretirement benefits	1,495	1,333
Uncertain tax positions	581	564
U.S. Tax Act transitional tax payable	2,654	—
Other	666	870
TOTAL	$10,164	$8,254

Schedule of Restructuring Reserve by Type of Cost [Table Text Block]
The following table presents restructuring activity for the years ended June 30, 2018 and 2017:

Amounts in millions	Separations	Asset-Related Costs	Other	Total
RESERVE JUNE 30, 2016	$243	$—	$72	$315
Charges	206	397	151	754
Cash spent (1)	(221)	—	(174)	(395)
Charges against assets	—	(397)	—	(397)
RESERVE JUNE 30, 2017	228	—	49	277
Charges	310	366	394	1,070
Cash spent	(279)	—	(189)	(468)
Charges against assets	—	(366)	—	(366)
RESERVE JUNE 30, 2018	$259	$—	$254	$513

(1)	Includes liabilities transferred to Coty related to our Beauty Brands divestiture.

Restructuring and Related Costs [Table Text Block]
However, for informative purposes, the following table summarizes the total restructuring costs related to our reportable segments:

Years ended June 30	2018	2017	2016
Beauty	$60	$90	$72
Grooming	38	45	42
Health Care	21	15	26
Fabric & Home Care	115	144	250
Baby, Feminine & Family Care	547	231	225
Corporate (1)	289	229	362
Total Company	$1,070	$754	$977

(1)
Corporate includes costs related to allocated overheads, including charges related to our Sales and Market Operations, Global Business Services and Corporate Functions activities, along with costs related to discontinued operations from our Batteries and Beauty Brands businesses.